Regulatory Capital - Summary of Composition of the Referential Equity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of regulatory capital [Line Items]
Stockholders' equity Itaú Unibanco Holding S.A. (Consolidated)	R$ 148,006	R$ 134,814	R$ 114,059	R$ 100,617
Non-controlling interests	13,166	12,232
Total stockholders' equity attributed to the owners of the parent company	134,840	122,582
Common Equity Tier I	122,396	115,408
Additional Tier I Prudential Adjustments	57	532
Additional Tier I Capital	57	532
Tier I (Common Equity Tier I + Additional Tier I Capital)	122,453	115,940
Tier II	19,799	23,537
Referential Equity	142,252	139,477
Referential equity [member]
Disclosure of regulatory capital [Line Items]
Stockholders' equity Itaú Unibanco Holding S.A. (Consolidated)	126,924	115,590
Non-controlling interests	11,942	11,568
Changes in Subsidiaries' Interests in Capital Transactions	1,482	2,777
Total stockholders' equity attributed to the owners of the parent company	140,348	129,935
Common Equity Tier I Prudential Adjustments	(17,952)	(14,527)
Common Equity Tier I	122,396	115,408
Additional Tier I Prudential Adjustments	57	532
Additional Tier I Capital	57	532
Tier I (Common Equity Tier I + Additional Tier I Capital)	122,453	115,940
Instruments Eligible to Comprise Tier II	19,723	23,488
Tier II Prudential Adjustments	76	49
Tier II	19,799	23,537
Referential Equity	R$ 142,252	R$ 139,477